Rental Expense And Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Net rental expense	$ 84.7	$ 97.9	$ 100.4
Income from subleases	8.5	9.8	11.2
Minimum net rental commitments under noncancelable operating leases in 2013	65.7
Minimum net rental commitments under noncancelable operating leases in 2014	56.8
Minimum net rental commitments under noncancelable operating leases in 2015	44.9
Minimum net rental commitments under noncancelable operating leases in 2016	31.8
Minimum net rental commitments under noncancelable operating leases in 2017	25.6
Minimum net rental commitments under noncancelable operating leases, thereafter	46.4
Future minimum sublease rentals	32.2
Idle leases rental commitments hh	8.1
Standby letters of credit and surety bonds outstanding	324
Deposits and collateralized assets	$ 45